Note 16 - Related Parties 1 (Details Textual) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable, Trade, Current		$ 9,850	$ 6,650
OS [Member]
Related Party Transaction, Purchases from Related Party	$ 1,400
Accounts Payable, Trade, Current	$ 700